Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0000915912
Registrant Name	AVALONBAY COMMUNITIES INC
Registration File Number	333-277313
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A